Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Description of Business

Note 1 – Description of Business

InnovaQor, Inc. (which changed its name from VisualMED Clinical Solutions Corporation in September 2021) (“InnovaQor” or the “Company”) was incorporated in the State of Nevada on September 7, 1999. Its business plan involved the distribution of medical software. It was primarily involved in activities related to the distribution of medical software through associated companies to which it has granted operating and distribution licenses.

During 2017, Rennova Health, Inc. (“Rennova” or the “Parent”), the Parent of Advanced Molecular Services Group, Inc. (“AMSG”) and Health Technology Solutions, Inc. (“HTS”) (collectively, the “Advanced Molecular and Health Technology Solutions Group,” or the “Group”), announced its intent to separate the Group into one or more separate public entities with AMSG holding and operating Rennova’s pharmacogenomics business and HTS holding and operating Rennova’s supportive software solutions business. Pharmacogenomics is the genetic process to understand how an individual’s genetic attributes affect the likely response to therapeutic drugs. HTS’s supportive software solutions business includes electronic health records, medical billing services and laboratory information management systems. AMSG was a wholly-owned subsidiary of Rennova that was formed on May 4, 2017 and HTS was a wholly-owned subsidiary of Rennova that was formed on June 22, 2011.

AMSG’s financial results include the assets and operations of CollabRx, Inc. and Genomas, Inc. Genomas, Inc. operated a diagnostics lab until December 31, 2019 and is now focused solely on the technology and platform to interpret diagnostics outcomes and translate these outcomes into easily usable information. HTS’s financial results include the assets and operations of two other strategic businesses owned by Rennova: ClinLab, Inc.; and Medical Mime, Inc. HTS’s results do not include Platinum Financial Solutions, LLC, which was left with Rennova. After the separation, Rennova retained full ownership of its remaining businesses.

On June 25, 2021, Rennova sold all the shares of stock of its subsidiaries, HTS and AMSG, to InnovaQor in a transaction that has been accounted for as a reverse acquisition with the Group being the accounting acquirer.

In consideration for the shares of HTS and AMSG (HTS Group) and the elimination of inter-company debt between Rennova and HTS and AMSG, InnovaQor issued to Rennova 14,000 shares of its Series B Convertible Redeemable Preferred Stock (the “Series B Preferred Stock”). The number of shares of Series B Preferred Stock was subject to a post-closing adjustment which resulted in an additional 950 shares of Series B Preferred Stock due Rennova, which were issued in September 2021. Each share of Series B Preferred Stock has a stated value of $1,000 and is convertible into that number of shares of InnovaQor’s common stock equal to the product of the stated value divided by 90% of the average closing price of InnovaQor’s common stock during the 10 trading days immediately prior to the conversion date. Conversion of the Series B Preferred Stock, however, is subject to the limitation that no conversion can be made to the extent the holder’s beneficial interest (as defined pursuant to the terms of the Series B Preferred Stock) in the common stock of InnovaQor would exceed 4.99%. The fair market value of the 14,950 shares was $9,086,396, as described below. The shares of Series B Preferred Stock may be redeemed by InnovaQor upon payment of the stated value of the shares plus any declared and unpaid dividends. Because these shares are convertible, at the option of the holder, into a variable number of common shares based solely on a fixed dollar amount (stated value) known at issuance of the shares, they have been recorded as a long-term liability at the date of issuance in accordance with ASC 480, Distinguishing Liabilities from Equity.

On June 9, 2021, InnovaQor issued 1,000 shares of Series A Supermajority Voting Preferred Stock (the “Series A Preferred Stock”) to the then CEO of the Company, Mr. Gerard Dab, in exchange for $300,000 owed to Mr. Dab. The Series A Preferred Stock has the right to the number of votes equal to 51% of the votes entitled to be cast at a meeting or to vote by written consent, meaning the owner of the Series A Preferred Stock has voting control of the Company. Mr. Dab was a party to an agreement whereby he committed to transfer the Series A Preferred Stock to Epizon Limited (“Epizon”), a Nassau, Bahamas, based management consulting company. Seamus Lagan, the Chief Executive Officer of Rennova, the company we ultimately completed a transaction with, is also the managing director of Epizon. The conditions of the Epizon agreement to which Mr. Dab was a party were met and the transfer of shares of Series A Preferred Stock to Epizon was completed. The terms of the agreement between Mr. Dab and Epizon had certain conditions including a condition that if within 120 days after a transaction was completed by VisualMED, there were not any dispute or efforts to unwind the transaction, then Mr. Dab would deliver the shares of Series A Preferred Stock owned by him to Epizon. Epizon, as the owner of the Series A Preferred Stock, will be able to exercise control over all matters submitted for stockholder approval.

InnovaQor issued 200 shares of Series C Convertible Redeemable Preferred Stock (the “Series C Preferred Stock”) to Mr. Dab in exchange for $200,000 owed to him. The shares had a fair market value of $122,000 at the date of issuance, as described below. Because these shares are convertible, at the option of the holder, into a variable number of common shares based solely on a fixed dollar amount (stated value) known at issuance of the shares, they have been recorded as a long-term liability at the date of issuance in accordance with ASC 480, Distinguishing Liabilities from Equity.

The fair market value of all of the above shares of Series B and Series C Preferred Stock is based on the Option Price Method (the “OPM”). The OPM treats common and preferred interests as call options on the equity value of the subject company, with exercise prices based on the liquidation preference of the preferred interests and participation thresholds for subordinated classes. The Black-Scholes model was used to price the call options. The assumptions used were: risk free rate of 0.84%, volatility of 250.0%, and exit period of 5 years. Lastly, a discount rate of 35% was applied due to the lack of marketability of the InnovaQor preferred stock and the underlying liquidity of InnovaQor’s common stock.

Additionally, Mr. Dab returned 14,465,259 shares of Common Stock in InnovaQor for cancellation.

The goal of the Company is to develop and deliver a technology-based communication platform to a broad range of healthcare professionals and businesses using a subscription revenue model with added value bolt on services.

InnovaQor has six wholly-owned subsidiaries that provide medical support services primarily to clinical laboratories, corporate operations, rural hospitals, physician practices and behavioral health/substance abuse centers.

Health Technology Solutions, Inc. (“HTS”): HTS provides information technology and software solutions to our subsidiaries and outside medical service providers. HTS provides vCIO, IT managed services and data analytics dashboards to our subsidiaries and outside medical service providers. HTS operates from the corporate offices in West Palm Beach, Florida.

Medical Mime, Inc. (“Mime”): Mime was formed on May 9, 2014. It specializes in electronic health records (EHR) software and subscription services for the behavioral health and rehabilitation market segments. It currently serves nine behavioral health/substance abuse facilities.

ClinLab, Inc. (“ClinLab”): ClinLab develops and markets laboratory information management systems to mid-size clinical laboratories. It currently services 13 clinical laboratories across the country.

AMSG owns CollabRx, Inc. (“CollabRx”) and Genomas, Inc. (“Genomas”), each of which is an inactive operation.

Genomas operated a diagnostics lab until December 31, 2019 and was focused solely on the pharmacogenomics technology and platform, MedTuning, to interpret diagnostics outcomes and translate these outcomes into easily usable information to indicate the effectiveness of medications for a patient. This solution would require minimum effort to be back in operation. CollabRx owns a technology platform and database for interpreting diagnostics outcomes from cancer patients that could match the result to known treatments and or clinical trials. This solution has been dormant for a number of years and to be viable in the marketplace will require updates to the technology and the database.

Each of the subsidiaries is wholly owned by the Company and complements each other, allowing for cross selling of products and services. The Company believes the current solutions will become an added value option to a technology-based communication platform to a broad range of healthcare professionals and businesses using a subscription revenue model with added value bolt on services, the Company plans to develop.

Existing products offered by the Company’s subsidiaries are as follows:

“Medical Mime” is a custom built, cloud based, electronic health record which meets the needs of substance abuse treatment and behavioral health providers. Medical Mime’s specialized clinical workflow provides intuitive prompts for symptoms and enables you to quickly select problems and create master treatment plans with goals, objectives, and interventions. Medical Mime provides best-in-class patient lifecycle management for Behavioral Health/Substance Abuse (BH/SA) treatment centers. From pre-admission to billing and aftercare, Medical Mime is an electronic health record and patient management software that seamlessly integrates into the natural workflow of day-to-day operations.

“M2Pro” is a custom built, cloud based, electronic health record for ambulatory physician practices that meets meaningful use stage 2 and no further. Its unique dictation services further automate the workflow process for physicians allowing them to focus on their continuum of patient care.

“ClinLab” is a turnkey client/server lab information system for mid-range laboratories. ClinLab supports interfaces to all major reference labs and the ClinLab team can provide an interface to any system with that capability. ClinLab also features an optional EHR package which enables interfacing with the most popular EHR systems allowing lab test results to integrate seamlessly into a provider’s EHR for an improved patient record and to fulfill the federal government requirements.

“Qira” is our healthcare business analytics tool powered by PowerBI. It is a culmination of healthcare financial and revenue cycle management plus clinical operations oversight needs. It aggregates data from multiple healthcare systems to produce a single source business intelligence tool with executive level daily briefing to deep dive operational management of claims and operational efficiencies. There are many other analytical services available that customize solutions but none that have a proven template for success. Our competitive advantage comes from having created these tools to identify the deficiencies in the real world for the former parent Rennova from its former national laboratory operations to its more recent rural hospitals.

“vCIO Services”. Based on the skills and experience inherent within InnovaQor and resulting from work undertaken on behalf of the former parent, Rennova, InnovaQor offers a range of CIO services centered on our ability to link IT systems to business objectives combined with our knowledge of technology trends likely to impact our sector. The CIO services would include (but not be limited to):

●	Program and Project Management
●	Business Continuity and Disaster Recovery
●	Security Services
●	Business Intelligence and Analytics
●	Network Infrastructure Management
●	Helpdesk Provision

“MedTuning” utilizes proprietary biomarkers, treatment algorithms, and a web-based interactive physician portal delivery system to provide clinical decision support for physicians and personalized drug treatment for patients. Products are DNA-guided to improve the therapeutic benefit of widely used prescription drugs while also reducing the risk of significant side effects for patients.

Medical Informatics: Our technology platform, proprietary algorithms and physician interface portal can be extended to a wide range of drug categories.

Research and Development: Technology platform applicable to numerous disease states; current pipeline in mental health, pain management, cardiovascular and diabetes.

“Advantage” is a proprietary HIPAA compliant software developed to eliminate the need for paper requisitions by providing an easy to use and efficient web-based system that lets customers securely place lab orders, track samples and view test reports in real time from any web-enabled laptop, notepad or smart phone.

In the coming year we plan to develop, acquire or license and offer a telehealth solution through corporate partnerships in the emerging health technology sector.

Note 1 – Description of Business

InnovaQor, Inc. (which changed its name from VisualMED Clinical Solutions Corporation in September 2021) (“InnovaQor” or the “Company”) was incorporated in the State of Nevada on September 7, 1999. Its business plan involved the distribution of medical software. It was primarily involved in activities related to the distribution of medical software through associated companies to which it has granted operating and distribution licenses.

During 2017, Rennova Health, Inc. (“Rennova” or the “Parent”), the Parent of the Advanced Molecular Services Group, Inc. (“AMSG”) and Health Technology Solutions, Inc. (“HTS”) (collectively, the “Advanced Molecular and Health Technology Solutions Group,” or the “Group”), announced its intent to separate the Group into one or more separate public entities with AMSG holding and operating Rennova’s pharmacogenomics business and HTS holding and operating Rennova’s supportive software solutions business. Pharmacogenomics is the genetic process to understand how an individual’s genetic attributes affect the likely response to therapeutic drugs. HTS’s supportive software solutions business includes electronic health records, medical billing services and laboratory information management systems. AMSG was a wholly-owned subsidiary of Rennova that was formed on May 4, 2017 and HTS was a wholly-owned subsidiary of Rennova that was formed on June 22, 2011.

AMSG’s financial results include the assets and operations of CollabRx, Inc. and Genomas, Inc. Genomas, Inc. operated a diagnostics lab until December 31, 2019 and is now focused solely on the technology and platform to interpret diagnostics outcomes and translate these outcomes into easily usable information. HTS’s financial results include the assets and operations of two other strategic businesses formerly owned by Rennova: ClinLab, Inc. and Medical Mime, Inc.

On June 25, 2021, Rennova sold all the shares of stock of its subsidiaries, HTS and AMSG, to InnovaQor in a transaction that has been accounted for as a reverse acquisition with the Group being the accounting acquirer.

In consideration for the shares of HTS and AMSG (HTS Group) and the elimination of inter-company debt between Rennova and HTS and AMSG, InnovaQor issued to Rennova 14,000 shares of its Series B Convertible Redeemable Preferred Stock (the “Series B Preferred Stock”). The number of shares of Series B Preferred Stock was subject to a post-closing adjustment which resulted in an additional 950 shares of Series B Preferred Stock due Rennova, which were issued in September 2021. Each share of Series B Preferred Stock has a stated value of $1,000 and is convertible into that number of shares of InnovaQor’s common stock equal to the product of the stated value divided by 90% of the average closing price of InnovaQor’s common stock during the 10 trading days immediately prior to the conversion date. Conversion of the Series B Preferred Stock, however, is subject to the limitation that no conversion can be made to the extent the holder’s beneficial interest (as defined pursuant to the terms of the Series B Preferred Stock) in the common stock of InnovaQor would exceed 4.99%. The fair market value of the 14,950 shares was $9,086,396, as described below. The shares of Series B Preferred Stock may be redeemed by InnovaQor upon payment of the stated value of the shares plus any declared and unpaid dividends. Because these shares are convertible, at the option of the holder, into a variable number of common shares based solely on a fixed dollar amount (stated value) known at issuance of the shares, they have been recorded as a long-term liability at the date of issuance in accordance with ASC 480, Distinguishing Liabilities from Equity.

On June 9, 2021, InnovaQor issued 1,000 shares of Series A Supermajority Voting Preferred Stock (the “Series A Preferred Stock”) to the then CEO of the Company, Mr. Gerard Dab, in exchange for $300,000 owed to Mr. Dab. The Series A Preferred Stock has the right to the number of votes equal to 51% of the votes entitled to be cast at a meeting or to vote by written consent, meaning the owner of the Series A Preferred Stock has voting control of the Company. Mr. Dab was a party to an agreement whereby he committed to transfer the Series A Preferred Stock to Epizon Limited (“Epizon”), a Nassau, Bahamas, based management consulting company. Seamus Lagan, the Chief Executive Officer of Rennova, the company we ultimately completed a transaction with, is also the managing director of Epizon. The conditions of the Epizon agreement to which Mr. Dab was a party were met and the transfer of shares of Series A Preferred Stock to Epizon was completed. The terms of the agreement between Mr. Dab and Epizon had certain conditions including a condition that if within 120 days after a transaction was completed by VisualMED, there were not a dispute or efforts to unwind the transaction, then Mr. Dab would deliver the shares of Series A Preferred Stock owned by him to Epizon. Epizon, as the owner of the Series A Preferred Stock, will be able to exercise control over all matters submitted for stockholder approval.

InnovaQor issued 200 shares of Series C Convertible Redeemable Preferred Stock (the “Series C Preferred Stock”) to Mr. Dab in exchange for $200,000 owed to him. The shares had a fair market value of $122,000 at the date of issuance, as described below. Because these shares are convertible, at the option of the holder, into a variable number of common shares based solely on a fixed dollar amount (stated value) known at issuance of the shares, they have been recorded as a long-term liability at the date of issuance in accordance with ASC 480, Distinguishing Liabilities from Equity.

The fair market value of all of the above shares of Series B and Series C Preferred Stock is based on the Option Price Method (the “OPM”). The OPM treats common and preferred interests as call options on the equity value of the subject company, with exercise prices based on the liquidation preference of the preferred interests and participation thresholds for subordinated classes. The Black-Scholes model was used to price the call options. The assumptions used were: risk free rate of 0.84%, volatility of 250.0%, and exit period of 5 years. Lastly, a discount rate of 35% was applied due to the lack of marketability of the InnovaQor preferred stock and the underlying liquidity of InnovaQor’s common stock.

Additionally, Mr. Dab returned 14,465,259 shares of Common Stock in InnovaQor for cancellation.

The goal of the Company is to develop and deliver a technology-based communication platform to a broad range of healthcare professionals and businesses using a subscription revenue model with added value bolt on services.

InnovaQor has six wholly-owned subsidiaries that provide medical support services primarily to clinical laboratories, corporate operations, rural hospitals, physician practices and behavioral health/substance abuse centers.

Health Technology Solutions, Inc. (“HTS”): HTS provides information technology and software solutions to our subsidiaries and outside medical service providers. HTS provides vCIO, IT managed services and data analytics dashboards to our subsidiaries and outside medical service providers. HTS operates from the corporate offices in West Palm Beach, Florida.

Medical Mime, Inc. (“Mime”): Mime was formed on May 9, 2014. It specializes in electronic health records (EHR) software and subscription services for the behavioral health and rehabilitation market segments. It currently serves nine behavioral health/substance abuse facilities.

ClinLab, Inc. (“ClinLab”): ClinLab develops and markets laboratory information management systems to mid-size clinical laboratories. It currently services 13 clinical laboratories across the country.

AMSG owns CollabRx, Inc. (“CollabRx”) and Genomas, Inc. (“Genomas”), each of which is an inactive operation.

Genomas operated a diagnostics lab until December 31, 2019 and was focused solely on the pharmacogenomics technology and platform, MedTuning, to interpret diagnostics outcomes and translate these outcomes into easily usable information to indicate the effectiveness of medications for a patient. This solution would require minimum effort to be back in operation. CollabRx owns a technology platform and database for interpreting diagnostics outcomes from cancer patients that could match the result to known treatments and or clinical trials. This solution has been dormant for a number of years and to be viable in the marketplace will require updates to the technology and the database.

Each of the subsidiaries is wholly owned by the Company and complements each other, allowing for cross selling of products and services. The Company believes the current solutions will become an added value option to a technology-based communication platform to a broad range of healthcare professionals and businesses using a subscription revenue model with added value bolt on services, the Company plans to develop.

Existing products offered by the Company’s subsidiaries are as follows:

“Medical Mime” is a custom built, cloud based, electronic health record which meets the needs of substance abuse treatment and behavioral health providers. Medical Mime’s specialized clinical workflow provides intuitive prompts for symptoms and enables you to quickly select problems and create master treatment plans with goals, objectives, and interventions. Medical Mime provides best-in-class patient lifecycle management for Behavioral Health/Substance Abuse (BH/SA) treatment centers. From pre-admission to billing and aftercare, Medical Mime is an electronic health record and patient management software that seamlessly integrates into the natural workflow of day-to-day operations.

“M2Pro” is a custom built, cloud based, electronic health record for ambulatory physician practices that meets meaningful use stage 2 and no further. Its unique dictation services further automate the workflow process for physicians allowing them to focus on their continuum of patient care.

“ClinLab” is a turnkey client/server lab information system for mid-range laboratories. ClinLab supports interfaces to all major reference labs and the ClinLab team can provide an interface to any system with that capability. ClinLab also features an optional EHR package which enables interfacing with the most popular EHR systems allowing lab test results to integrate seamlessly into a provider’s EHR for an improved patient record and to fulfill the federal government requirements.

“Qira” is our healthcare business analytics tool powered by PowerBI. It is a culmination of healthcare financial and revenue cycle management plus clinical operations oversight needs. It aggregates data from multiple healthcare systems to produce a single source business intelligence tool with executive level daily briefing to deep dive operational management of claims and operational efficiencies. There are many other analytical services available that customize solutions but none that have a proven template for success. Our competitive advantage comes from having created these tools to identify the deficiencies in the real world for the former parent Rennova from its former national laboratory operations to its more recent rural hospitals.

“vCIO Services”. Based on the skills and experience inherent within InnovaQor and resulting from work undertaken on behalf of the former parent, Rennova, InnovaQor offers a range of CIO services centered on our ability to link IT systems to business objectives combined with our knowledge of technology trends likely to impact our sector. The CIO services would include (but not be limited to):

●	Program and Project Management
●	Business Continuity and Disaster Recovery
●	Security Services
●	Business Intelligence and Analytics
●	Network Infrastructure Management
●	Helpdesk Provision

“MedTuning” utilizes proprietary biomarkers, treatment algorithms, and a web-based interactive physician portal delivery system to provide clinical decision support for physicians and personalized drug treatment for patients. Products are DNA-guided to improve the therapeutic benefit of widely used prescription drugs while also reducing the risk of significant side effects for patients.

Medical Informatics: Our technology platform, proprietary algorithms and physician interface portal can be extended to a wide range of drug categories.

Research and Development: Technology platform applicable to numerous disease states; current pipeline in mental health, pain management, cardiovascular and diabetes.

“Advantage” is a proprietary HIPAA compliant software developed to eliminate the need for paper requisitions by providing an easy to use and efficient web-based system that lets customers securely place lab orders, track samples and view test reports in real time from any web-enabled laptop, notepad or smart phone.

In the coming year we plan to develop, acquire or license and offer a telehealth solution through corporate partnerships in the emerging health technology sector.